FVM - Valuation adjustments: Deferred day-1 P&L (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Day-1 Profit Or Loss [Line Items]
Reserve balance at the beginning of the period	$ 404	$ 422	$ 418
Profit / (loss) deferred on new transactions	244	260	299
(Profit) / loss recognized in the income statement	(221)	(278)	(295)
Foreign currency translation	(6)	0	0
Reserve balance at the end of the period	$ 421	$ 404	$ 422